Commitment (Narrative) (Details)	1 Months Ended
Jan. 31, 2022 CAD ($)
Commitment [Abstract]
Basic rent per year for 1 to 2 year	$ 84,700
Basic rent per year for 3 to 4 year	87,300
Basic rent per year for year 5	$ 89,900